Deposits - Schedule of Deposit Liabilities Type (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statistical Disclosure for Banks [Abstract]
Noninterest-bearing	$ 39,799	$ 24,922
Checking with interest	23,754	16,202
Money market	30,616	21,040
Savings	35,258	16,834
Time	16,427	10,410
Total deposits	$ 145,854	$ 89,408	$ 51,406